Right-of-use assets (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Right-of-use assets
Opening amount	SFr 357,613	SFr 469,989
Depreciation charge	(138,260)	(291,573)
Effect of lease modifications		179,197
Closing amount	219,353	357,613
Cost
Right-of-use assets
Opening amount	1,485,392
Closing amount	1,485,392	1,485,392
Accumulated depreciation
Right-of-use assets
Opening amount	(1,127,779)
Closing amount	(1,266,039)	(1,127,779)
Properties
Right-of-use assets
Opening amount	353,097	456,885
Depreciation charge	(136,906)	(277,069)
Effect of lease modifications		173,281
Closing amount	216,191	353,097
Properties | Cost
Right-of-use assets
Opening amount	1,471,850
Closing amount	1,471,850	1,471,850
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(1,118,753)
Closing amount	(1,255,659)	(1,118,753)
Equipment
Right-of-use assets
Opening amount	4,516	13,104
Depreciation charge	(1,354)	(14,504)
Effect of lease modifications		5,916
Closing amount	3,162	4,516
Equipment | Cost
Right-of-use assets
Opening amount	13,542
Closing amount	13,542	13,542
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	(9,026)
Closing amount	SFr (10,380)	SFr (9,026)